[852111.PARTF]30

Angel Oak High Yield Opportunities Fund

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations — 6.02%
AMMC CLO Ltd., Series 2016-19A, Class E, 9.001% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(b)	$500,000	$488,379
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.966% (3 Month LIBOR USD + 7.000%), 10/22/2029 (a)(b)	500,000	445,165
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 7.066% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	500,000	492,613
MMCF CLO LLC, Series 2017-1A, Class D, 8.366% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(c)	500,000	477,286
OCP CLO Ltd., Series 2015-8A, Class D, 7.502% (3 Month LIBOR USD + 5.500%), 4/17/2027 (a)(b)	500,000	485,519
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 10.501% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(c)	500,000	488,510
Venture XXIII Ltd., Series 2016-23A, Class ER, 7.916% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	906,236
West CLO Ltd., Series 2014-1A, Class D, 6.903% (3 Month LIBOR USD + 4.900%), 7/18/2026 (a)(b)	500,000	498,174

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $4,459,143)		4,281,882

	Shares
Common Stocks — 0.10%
Consumer, Non-cyclical — 0.10%
Cenveo Corp. (b)(c)(d)	4,630	72,922

TOTAL COMMON STOCKS (Cost — $490,470)		72,922

	Principal Amount
Corporate Obligations — 83.79%
Basic Materials — 11.59%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(e)	500,000	545,625
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	350,000	360,500
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	273,125
Cascades, Inc., 5.750%, 7/15/2023 (b)(e)	128,000	131,840
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (b)	400,000	382,500
Coeur Mining, Inc., 5.875%, 6/1/2024	750,000	748,215
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)(e)	1,250,000	1,209,375
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(e)	240,000	234,000
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	161,875
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,051,250
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(e)	250,000	263,437
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	260,625
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(e)	1,000,000	1,045,625
Mercer International, Inc., 7.375%, 1/15/2025 (b)	250,000	260,000
Mercer International, Inc., 7.375%, 1/15/2025	750,000	780,000
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	535,000

		8,242,992

Communications — 9.20%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	506,250
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	226,875
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024 (b)	426,000	469,399
CommScope Finance LLC, 8.250%, 3/1/2027 (b)	1,000,000	950,980
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	446,725
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	531,255
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	600,000	637,500
Gray Television, Inc., 7.000%, 5/15/2027 (b)	1,000,000	1,097,500
iHeartCommunications, Inc., 5.250%, 8/15/2027 (b)	100,000	103,420
Lamar Media Corp., 5.750%, 2/1/2026	250,000	266,250
National CineMedia LLC, 5.875%, 4/15/2028 (b)	250,000	263,400
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	262,507
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	500,000	513,750
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	264,375

		6,540,186

Consumer, Cyclical — 15.14%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	750,000	713,437
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	486,042
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,031,270
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (b)	250,000	255,313
Boyd Gaming Corp., 6.000%, 8/15/2026	500,000	530,625

[852111.PARTF]31

Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (b)(e)	250,000	255,625
Century Communities, Inc., 5.875%, 7/15/2025	500,000	522,500
Century Communities, Inc., 6.750%, 6/1/2027 (b)	1,000,000	1,072,500
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(e)	250,000	258,125
IAA, Inc., 5.500%, 6/15/2027 (b)	100,000	107,390
Installed Building Products, Inc., 5.750%, 2/1/2028 (b)	100,000	105,299
KB Home, 6.875%, 6/15/2027	1,000,000	1,142,500
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	284,250
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	262,813
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028 (b)	500,000	512,650
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	1,038,000	1,048,380
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	517,500
Scotts Miracle-Gro Co., 4.500%, 10/15/2029 (b)	250,000	251,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	918,000
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	490,000

		10,766,094

Consumer, Non-cyclical — 11.41%
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	261,875
Darling Ingredients, Inc., 5.250%, 4/15/2027 (b)	100,000	105,375
Encompass Health Corp., 5.750%, 9/15/2025	750,000	786,562
Encompass Health Corp., 4.500%, 2/1/2028	250,000	256,250
Herc Holdings, Inc., 5.500%, 7/15/2027 (b)	500,000	520,000
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (b)	250,000	258,125
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	102,953
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	260,625
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	836,273
MEDNAX, Inc., 6.250%, 1/15/2027 (b)	500,000	496,250
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(e)	500,000	523,750
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	1,250,000	1,284,000
Select Medical Corp., 6.250%, 8/15/2026 (b)	1,000,000	1,067,500
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	563,125
Sotheby’s, 7.375%, 10/15/2027 (b)	250,000	250,625
United Rentals North America, Inc., 6.500%, 12/15/2026	500,000	543,125

		8,116,413

Energy — 12.22%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	2,000,000	1,520,000
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	187,188
Antero Resources Corp., 5.625%, 6/1/2023	500,000	353,125
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	500,000	518,700
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	1,038,750
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,025,625
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	224,375
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	1,000,000	1,035,000
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	257,500
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,267,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.500%, 7/15/2027 (b)	100,000	107,252
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	253,750
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027 (b)	250,000	251,250
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	640,000	653,200

		8,693,215

Financial — 5.78%
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	119,169
Credit Acceptance Corp., 6.625%, 3/15/2026 (b)	500,000	532,500
Global Aircraft Leasing Co. Ltd., 6.500%, 9/15/2024 (b)	250,000	256,487
goeasy Ltd., 7.875%, 11/1/2022 (b)(e)	250,000	260,313
HAT Holdings I LLC / HAT Holdings II LLC, 5.250%, 7/15/2024 (b)	500,000	526,875
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	492,204
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	527,500
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (b)	400,000	425,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	416,000	418,600
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	300,000	296,250
Starwood Property Trust, Inc., 3.625%, 2/1/2021	250,000	252,500

		4,107,398

[852111.PARTF]32

Industrial — 10.67%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	255,625
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(e)	353,000	365,355
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	140,906
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	522,500
Bombardier, Inc., 7.500%, 12/1/2024 (b)(e)	900,000	874,688
Bombardier, Inc., 7.875%, 4/15/2027 (b)(e)	500,000	472,500
Clean Harbors, Inc., 4.875%, 7/15/2027 (b)	100,000	104,494
Cleaver-Brooks, Inc., 7.875%, 3/1/2023 (b)	100,000	94,750
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	317,625
Covanta Holding Corp., 5.875%, 7/1/2025	500,000	520,625
Energizer Holdings, Inc., 7.750%, 1/15/2027 (b)	1,000,000	1,110,000
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	567,450
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	450,000	400,950
Griffon Corp., 5.250%, 3/1/2022	600,000	606,000
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	265,625
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	234,375
Stericycle, Inc., 5.375%, 7/15/2024 (b)	100,000	104,500
US Concrete, Inc., 6.375%, 6/1/2024	600,000	627,552

		7,585,520

Technology — 3.75%
CDK Global, Inc., 5.875%, 6/15/2026	750,000	805,312
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	262,031
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	256,738
Dell International LLC / EMC Corp. 7.125%, 6/15/2024 (b)	575,000	610,363
MTS Systems Corp., 5.750%, 8/15/2027 (b)	500,000	525,000
Qorvo, Inc., 5.500%, 7/15/2026	100,000	106,998
Qorvo, Inc., 4.375%, 10/15/2029 (b)	100,000	100,750

		2,667,192

Utilities — 4.03%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	269,400
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)(e)	500,000	501,250
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000	539,062
Talen Energy Supply LLC, 6.625%, 1/15/2028 (b)	250,000	242,500
Vistra Energy Corp., 8.000%, 1/15/2025 (b)	500,000	522,500
Vistra Operations Co. LLC, 5.625%, 2/15/2027 (b)	500,000	531,875
Vistra Operations Co. LLC, 5.000%, 7/31/2027 (b)	250,000	258,750

		2,865,337

TOTAL CORPORATE OBLIGATIONS - (Cost — $58,975,890)		59,584,347

	Shares
Exchange Traded Funds — 2.79%
iShares iBoxx High Yield Corporate Bond ETF	11,445	993,541
SPDR Bloomberg Barclays High Yield Bond ETF	9,185	993,725

TOTAL EXCHANGE TRADED FUNDS (Cost — $2,000,356)		1,987,266

Short-Term Investments — 5.46%
Money Market Funds — 5.46%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.73% (f)	3,883,414	3,883,414

TOTAL SHORT-TERM INVESTMENTS (Cost — $3,883,414)		3,883,414

TOTAL INVESTMENTS — 98.16% (Cost — $69,809,273)		69,809,831
Other Assets in Excess of Liabilities — 1.84%		1,306,374

NET ASSETS — 100.00%		$71,116,205

LIBOR	London Inter-Bank Offered Rate

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2019.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2019, the value of these securities amounted to $45,867,250 or 64.50% of net assets.

(c)	Illiquid security. At October 31, 2019, the value of these securities amounted to $1,038,718 or 1.46% of net assets.
(d)	As of October 31, 2019, the Fund has fair valued these securities. The value of these securities amounted to $72,922 or 0.10% of net assets. Value determined using significant unobservable inputs.
(e)	U.S. dollar denominated foreign security.
(f)	Rate disclosed is the seven day yield as of October 31, 2019.

[852111.PARTF]33

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$4,281,882	$—	$4,281,882
Common Stocks	—	—	72,922	72,922
Corporate Obligations	—	59,584,347	—	59,584,347
Exchange Traded Funds	1,987,266	—	—	1,987,266
Short-Term Investments	3,883,414	—	—	3,883,414

Total	$5,870,680	$63,866,229	$72,922	$69,809,831

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2019	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2019
Common Stocks	$62,505	$—	$—	$10,417	$—	$—	$—	$—	$72,922

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2019, is $10,417.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobserable Input*
Common Stocks	$72,922	Broker Quote	Third party	$15.75

*	Table presents information for one security, which is valued at $15.75 as of October 31, 2019.